Acquisition of Tanker Investments Ltd	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Acquisition of Tanker Investments Ltd
Acquisition of Tanker Investments Ltd.
On May 31, 2017, the Company entered into a merger agreement to acquire the remaining 27.0 million issued and outstanding common shares of TIL, by way of a share-for-share exchange of 3.3 shares of Class A common stock of the Company for each outstanding share of TIL common stock not owned by the Company. On November 17, 2017, the Company's shareholders voted in favor of increasing the authorized number of its Class A common shares to permit the issuance of Class A common shares as consideration for the merger with TIL. Concurrently, the merger was approved by the shareholders of TIL. The Company amended its amended and restated articles of incorporation and completed the merger on November 27, 2017, as a result of which, TIL became a wholly-owned subsidiary of the Company. As consideration for the merger, the Company issued 88,977,544 Class A common shares to the TIL shareholders (other than the Company and its subsidiaries) for $151.3 million, or $1.70 per share.

Pursuant to this acquisition, the Company acquired a modern fleet of 10 Suezmax tankers, six Aframax tankers and two LR2 product tankers with an average age of 7.3 years, assumed $47.1 million of net working capital and long-term liabilities and assumed long-term debt with a principal balance outstanding of $338.9 million. The merger with TIL was accounted for as an acquisition of assets. The purchase price of the acquisition consisted of the fair value of the Company's shares issued on the merger date ($151.3 million), the transaction costs associated with the merger ($6.9 million) and the fair value of the Company's 11.3% pre-existing ownership in TIL at the close of the merger ($19.2 million), for a total acquisition cost of $177.4 million. Net working capital and long-term liabilities of $47.1 million and $337.1 million of long-term debt assumed were recognized at their fair values on November 27, 2017. The remaining amount of the purchase price was allocated to vessels ($467.2 million) and existing time-charter contracts ($0.2 million), on a relative fair value basis.